UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2011
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    May 10, 2011

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: $1,006,176,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100    14957  2795764 SH       SOLE                  2795764
ADFITECH INC                   COM              00687B105     1351   442960 SH       SOLE                   442960
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    19226   697612 SH       SOLE                   697612
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083A103     6723   959109 SH       SOLE                   959109
BLACKROCK LTD DURATION INC T   COM SHS          09249W101    11898   686955 SH       SOLE                   686955
BP PLC                         SPONSORED ADR    055622104    16148   365844 SH       SOLE                   365844
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2631       21 SH       SOLE                       21
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    23907   285866 SH       SOLE                   285866
SIERRA BANCORP                 COM              82620P102     2608   233271 SH       SOLE                   233271
BLACKROCK CREDIT ALL INC TR    COM              092508100    15448  1274593 SH       SOLE                  1274593
CROWN HOLDINGS INC             COM              228368106    15542   402858 SH       SOLE                   402858
COMCAST CORP NEW               Cl A             20030N101     9382   379520 SH       SOLE                   379520
COMCAST CORP NEW               CL A SPL         20030N200    15174   653500 SH       SOLE                   653500
CNA FINL CORP                  COM              126117100    29273   990622 SH       SOLE                   990622
CRYSTAL ROCK HLDGS INC         COM              22940F103      918  1092582 SH       SOLE                  1092582
CENTRAL VALLEY CMNTY BANCORP   COM              155685100       27     4350 SH       SOLE                     4350
CENVEO INC                     COM              15670S105     1337   204695 SH       SOLE                   204695
DST SYS INC DEL                COM              233326107     1862    35244 SH       SOLE                    35244
EDISON INTL                    COM              281020107     6616   180809 SH       SOLE                   180809
EXCEL TR INC                   COM              30068C109    14487  1228766 SH       SOLE                  1228766
FIRSTENERGY CORP               COM              337932107    24806   668810 SH       SOLE                   668810
FIRST OPPORTUNITY FD INC       COM              33587T108     1582   218141 SH       SOLE                   218141
FIRST REP BK SAN FRAN CALI N   COM              33616C100     1246    40318 SH       SOLE                    40318
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    10632    28140 SH       SOLE                    28140
FRANKLIN UNVL TR               SH BEN INT       355145103     5355   826319 SH       SOLE                   826319
WESTERN ASSET VAR RT STRG FD   COM              957667108     7503   443984 SH       SOLE                   443984
GENERAL COMMUNICATION INC      CL A             369385109    26606  2432010 SH       SOLE                  2432010
GRAPHIC PACKAGING HLDG CO      COM              388689101    11144  2056098 SH       SOLE                  2056098
HOOPER HOLMES INC              COM              439104100     4273  5774020 SH       SOLE                  5774020
HELIOS MULTI SEC HI INC FD I   COM NEW          42327Y202      466    90543 SH       SOLE                    90543
HUDSON PAC PPTYS INC           COM              444097109    24981  1699394 SH       SOLE                  1699394
HUNTSMAN CORP                  COM              447011107     2792   160647 SH       SOLE                   160647
INVESCO INSURED CALI MUNI SE   COM              46130W105     3749   306572 SH       SOLE                   306572
NUVEEN FLOATING RATE INCOME    COM              67072T108     1885   152899 SH       SOLE                   152899
NUVEEN MULT CURR ST GV INCM    COM              67090N109     8080   579236 SH       SOLE                   579236
JOHNSON & JOHNSON              COM              478160104    26633   449510 SH       SOLE                   449510
JPMORGAN CHASE & CO            COM              46625H100    23785   515946 SH       SOLE                   515946
LOEWS CORP                     COM              540424108    18929   439284 SH       SOLE                   439284
LIBERTY GLOBAL INC             COM SER A        530555101      619    14937 SH       SOLE                    14937
LIBERTY GLOBAL INC             COM SER C        530555309    19242   481169 SH       SOLE                   481169
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    32055   435111 SH       SOLE                   435111
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    11509   146972 SH       SOLE                   146972
MFS CHARTER INCOME TR          SH BEN INT       552727109     6595   721596 SH       SOLE                   721596
MFS MULTIMARKET INCOME TR      SH BEN INT       552737108     5936   884676 SH       SOLE                   884676
MTR GAMING GROUP INC           COM              553769100     2514   959542 SH       SOLE                   959542
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    14007   792690 SH       SOLE                   792690
MERCK & CO INC NEW             COM              58933Y105    24821   751922 SH       SOLE                   751922
MICROSOFT CORP                 COM              594918104    24921   981524 SH       SOLE                   981524
MONTGOMERY STR INCOME SECS I   COM              614115103     2863   183146 SH       SOLE                   183146
NEWCASTLE INVT CORP            COM              65105M108     2140   354342 SH       SOLE                   354342
NEW ULM TELECOM INC.           COM              649060100       93    16573 SH       SOLE                    16573
OWENS ILL INC                  COM NEW          690768403    20370   674724 SH       SOLE                   674724
PENSKE AUTOMOTIVE GRP INC      COM              70959W103     2024   101086 SH       SOLE                   101086
PRESTIGE BRANDS HLDGS INC      COM              74112D101     2718   236389 SH       SOLE                   236389
PARK OHIO HLDGS CORP           COM              700666100     7192   348133 SH       SOLE                   348133
PARKWAY PPTYS INC              COM              70159Q104     9900   582358 SH       SOLE                   582358
Q E P INC                      COM              74727K102     4649   349544 SH       SOLE                   349544
ROCK-TENN CO                   CL A             772739207    19250   277580 SH       SOLE                   277580
SANDRIDGE ENERGY INC           COM              80007P307    24914  1946369 SH       SOLE                  1946369
SAFEGUARD SCIENTIFICS INC      COM NEW          786449207     6521   320464 SH       SOLE                   320464
ISTAR FINL INC                 COM              45031U101        0    25130 SH       SOLE                    25130
SPECTRUM BRANDS INC            COM NEW          84763R101     4180   150567 SH       SOLE                   150567
SEMPRA ENERGY                  COM              816851109     4371    81709 SH       SOLE                    81709
SOUTHERN UN CO NEW             COM              844030106      448    15639 SH       SOLE                    15639
SUPERVALU INC                  COM              868536103    21253  2379998 SH       SOLE                  2379998
SAFEWAY INC                    COM NEW          786514208    18483   785192 SH       SOLE                   785192
TORCHMARK CORP                 COM              891027104    13483   202814 SH       SOLE                   202814
TERRENO RLTY CORP              COM              88146M101    12519   726566 SH       SOLE                   726566
TRAVELERS COMPANIES INC        COM              89417E109    19559   328828 SH       SOLE                   328828
TESORO CORP                    COM              881609101    17581   655284 SH       SOLE                   655284
UNITRIN INC                    COM              913275103    24947   807863 SH       SOLE                   807863
VALERO ENERGY CORP NEW         COM              91913Y100    26254   880416 SH       SOLE                   880416
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    31603  1099223 SH       SOLE                  1099223
WELLS FARGO & CO NEW           COM              949746101    20313   640598 SH       SOLE                   640598
WINN DIXIE STORES INC          COM NEW          974280307    16565  2320087 SH       SOLE                  2320087
WILMINGTON TRUST CORP          COM              971807102     4566  1010120 SH       SOLE                  1010120
WILLIAMS COS INC DEL           COM              969457100    14074   451371 SH       SOLE                   451371
WESCO FINL CORP                COM              950817106     7305    18768 SH       SOLE                    18768
WHITE MTNS INS GROUP LTD       COM              G9618E107    21607    59328 SH       SOLE                    59328
XL GROUP PLC                   SHS              G98290102    31332  1273677 SH       SOLE                  1273677
ASBURY AUTOMOTIVE GROUP INC    NOTE 3.000% 9/1  043436AG9     5734  5834000 SH       SOLE                  5834000
DST SYS INC DEL                DBCV 4.125% 8/1  233326AE7     1352  1114000 SH       SOLE                  1114000
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1    19735 19617000 SH       SOLE                 19617000
NASH FINCH CO                  FRNT 3.500% 3/1  631158AD4    10098 20713000 SH       SOLE                 20713000